Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Revenue	$ 760,292	$ 624,285	$ 985,737	$ 526,016	$ 234,238
Cost of revenue	436,870	414,005	623,953	298,530	111,683
Gross profit	323,422	210,280	361,784	227,486	122,555
Operating expenses:
Research and development	105,778	48,286	73,737	36,115	8,644
Sales and marketing	133,151	112,151	157,771	116,855	64,375
General and administrative	71,146	21,715	31,573	20,899	10,757
Total operating expenses	310,075	182,152	263,081	173,869	83,776
Operating income	13,347	28,128	98,703	53,617	38,779
Other income (expense), net	(4,945)	(5,150)	(7,374)	(407)	12
Income before income taxes	8,402	22,978	91,329	53,210	38,791
Income tax expense	2,574	6,129	30,751	20,948	14,179
Net income	5,828	16,849	60,578	32,262	24,612
Less: common stock distributed earnings	0	0	0	(84,828)	(5,071)
Less: preferred stock distributed earnings, including accumulated accretion	0	0	0	(26,927)	(5,815)
Less: unvested early exercised options and restricted stock distributed earnings	0	0	0	(454)	0
Less: undistributed earnings allocable to: holders of preferred stock and unvested early exercised options and restricted stock	(1,022)	(4,653)	(16,727)	0	0
Undistributed net income (loss) attributable to common stockholders-basic	4,806	12,196	43,851	(79,947)	13,726
Add: adjustments to net income for dilutive securities allocable to: holders of preferred stock and unvested early exercised options and restricted stock	10	638	2,309	0	0
Undistributed net income (loss) attributable to common stockholders-diluted	4,816	12,834	46,160	(79,947)	13,726
Distributed earnings to common stockholders	$ 0	$ 0	$ 0	$ 84,828	$ 5,071
Weighted-average shares used to compute net income per share attributable to common stockholders:
Basic	96,905	80,914	81,018	74,226	73,481
Diluted	115,578	98,671	98,941	74,226	78,551
Net income per share attributable to common stockholders:
Basic	$ 0.05	$ 0.15	$ 0.54	$ 0.07	$ 0.26
Diluted	$ 0.04	$ 0.13	$ 0.47	$ 0.07	$ 0.24